Segment Information: (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Aeronautical revenue		$ 259,612	$ 230,344	$ 193,789
Operating profit		1,476,833	4,932,599	4,072,897
Total assets		56,614,103	29,216,091
Total liabilities		22,925,802	6,462,137
Exchange rate translation		315,021
Commercial right´s		6,053,820
Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		6,484,219	4,532,194	3,921,949
Non-aeronautical revenue		4,261,383	3,104,343	2,491,941
Revenue from construction services		1,844,216	2,116,954	2,580,707
Other revenue
Operating profit		1,476,833	4,932,599	4,072,897
Non-current assets		50,826,241	24,983,073	23,140,355
Total assets		56,614,103	29,216,091	26,125,884
Total liabilities		22,925,802	6,462,137	5,717,833
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,495,212	1,814,482	2,906,567
Amortization and depreciation		(1,166,114)	(529,660)	(468,995)
Fixed assets and intangible assets		20,626,499
Exchange rate translation		847,475
Commercial right´s		6,053,820
Cancun [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		3,963,324	3,341,882	2,877,885
Non-aeronautical revenue		3,401,235	2,823,209	2,250,665
Revenue from construction services		1,421,942	1,896,338	1,846,138
Other revenue
Operating profit		4,623,499	3,782,382	3,091,271
Non-current assets		17,539,396	18,586,197	16,758,522
Total assets		20,486,290	20,972,688	18,465,295
Total liabilities		7,932,392	6,179,313	5,455,499
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,009,625	1,513,550	2,286,134
Amortization and depreciation		(457,447)	(328,819)	(286,660)
Fixed assets and intangible assets
Exchange rate translation
Commercial right´s
Villahermosa [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		195,554	181,123	174,103
Non-aeronautical revenue		61,909	62,356	58,278
Revenue from construction services		6,336	44,875	61,650
Other revenue				66
Operating profit		119,772	109,398	104,466
Non-current assets		935,624	956,551	927,019
Total assets		1,227,172	1,308,469	1,226,203
Total liabilities		82,802	101,197	113,681
Improvements to assets under concession and acquisition of furniture and equipment in the period		8,965	61,651	51,754
Amortization and depreciation		(29,892)	(28,349)	(26,098)
Fixed assets and intangible assets
Exchange rate translation
Commercial right´s
Merida [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		394,531	334,163	272,065
Non-aeronautical revenue		97,656	85,203	71,872
Revenue from construction services		46,146	98,668	204,450
Other revenue				27
Operating profit		264,098	158,770	139,649
Non-current assets		1,497,095	1,493,544	1,431,440
Total assets		1,769,962	1,650,201	1,616,518
Total liabilities		(180)	8,056	41,073
Improvements to assets under concession and acquisition of furniture and equipment in the period		50,021	127,787	168,817
Amortization and depreciation		(46,470)	(39,524)	(36,287)
Fixed assets and intangible assets
Exchange rate translation
Commercial right´s
Holding & service companies [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue
Non-aeronautical revenue
Revenue from construction services
Other revenue		1,492,287	1,455,486	1,291,669
Operating profit		501,617	569,516	380,856
Non-current assets		25,176,942	22,257,137	20,091,300
Total assets		25,693,958	23,058,995	20,627,797
Total liabilities		131,983	190,378	138,598
Improvements to assets under concession and acquisition of furniture and equipment in the period		813	200	34
Amortization and depreciation		(700)	(2,111)	(2,248)
Fixed assets and intangible assets
Exchange rate translation
Commercial right´s
Other operating segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue		766,075	675,026	597,896
Non-aeronautical revenue		149,240	133,830	151,539
Revenue from construction services		106,573	77,073	468,469
Other revenue				103,380
Operating profit		374,634	320,762	356,655
Non-current assets		4,430,766	4,430,600	4,463,032
Total assets		5,193,436	5,109,194	4,864,156
Total liabilities		85,894	132,130	118,547
Improvements to assets under concession and acquisition of furniture and equipment in the period		97,174	111,294	399,828
Amortization and depreciation		(138,755)	(130,857)	(117,702)
Fixed assets and intangible assets
Exchange rate translation
Commercial right´s
Consolidation adjustments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue
Non-aeronautical revenue		(318)	(255)	(40,413)
Revenue from construction services
Other revenue		(1,429,287)	(1,455,486)	(1,395,142)
Operating profit		(4,719,098)
Non-current assets		(25,693,269)	(22,740,956)	(20,530,958)
Total assets		(25,693,269)	(22,883,456)	(20,674,085)
Total liabilities			(148,937)	(149,565)
Improvements to assets under concession and acquisition of furniture and equipment in the period
Amortization and depreciation
Fixed assets and intangible assets
Exchange rate translation
Commercial right´s
Aerostar [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[1]	939,042
Non-aeronautical revenue	[1]	482,590
Revenue from construction services	[1]	75,925
Other revenue	[1]
Operating profit	[1]	311,529
Non-current assets	[1]	19,831,755
Total assets	[1]	20,609,156
Total liabilities	[1]	9,599,943
Improvements to assets under concession and acquisition of furniture and equipment in the period	[1]	139,078
Amortization and depreciation	[1]	(437,852)
Fixed assets and intangible assets	[1]	13,390,511
Exchange rate translation	[1]	686,198
Commercial right´s	[1]	6,053,820
Airplan [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Aeronautical revenue	[2]	225,693
Non-aeronautical revenue	[2]	69,071
Revenue from construction services	[2]	187,294
Other revenue	[2]
Operating profit	[2]	782
Non-current assets	[2]	7,107,932
Total assets	[2]	7,327,398
Total liabilities	[2]	5,092,968
Improvements to assets under concession and acquisition of furniture and equipment in the period	[2]	189,536
Amortization and depreciation	[2]	(54,998)
Fixed assets and intangible assets	[2]	7,235,988
Exchange rate translation	[2]	161,277
Commercial right´s	[2]

[1]	Subsidiary located in Puerto Rico
[2]	Subsidiary located in Colombia